Commitments and Contingencies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Rental Payments for Non-Cancelable Operating Lease

Future minimum lease payments inclusive of related tax required under the non-cancelable operating lease are as follows:

Fiscal year ending December 31:
2018 (remainder of year)	$51,674
2019	104,899
2020	108,046
2021	83,054
$347,673

Future minimum lease payments inclusive of related tax required under the non-cancelable operating lease are as follows:

Fiscal year ending December 31:
2018	$101,844
2019	104,899
2020	108,046
2021	83,054
$397,843